DERIVATIVE LIABILITIES (Details 2) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Embedded conversion feature derivative liabilities	$ 1,409,664	$ 301,779
Warrant derivative liabilities	181,098	432,793
Total	1,590,762	734,572
Fair Value, Inputs, Level 1 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Embedded conversion feature derivative liabilities	0	0
Warrant derivative liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Embedded conversion feature derivative liabilities	1,409,664	301,779
Warrant derivative liabilities	181,098	432,793
Total	1,590,762	$ 734,572
Fair Value [Member]
Embedded conversion feature derivative liabilities	1,409,664
Warrant derivative liabilities	181,098
Total	$ 1,590,762